Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100
	for First PEO	for Second PEO	to First PEO	to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income Margin
Year	($) (1)	($) (2)	($) (1)	($) (2)	($) (3)	($) (3)	($) (4)	($) (4)	($) (5)	(6)
2025	$3,982,601	$—	$2,210,881	$—	$1,319,430	$919,153	$142.02	$247.82	$16,984,000	3.1%
2024	$4,554,584	$—	$2,455,879	$—	$1,555,462	$1,180,999	$162.33	$195.40	$20,511,000	2.9%
2023	$4,293,775	$1,375,446	$4,697,655	$1,415,198	$1,070,088	$1,333,526	$204.06	$161.02	$55,831,000	4.8%
2022	$—	$3,906,259	$—	$3,020,432	$991,889	$879,149	$148.45	$142.71	$31,253,000	3.9%
2021	$—	$2,739,554	$—	$3,952,035	$869,216	$1,075,397	$160.56	$165.48	$56,791,000	5.1%

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote	On March 1, 2023, Mr. Phillips (the “First PEO”) began his employment as our Chief Executive Officer.
(2)On February 28, 2023, Mr. Charron (the “Second PEO”) retired from his position as our Chief Executive Officer.
(3)During 2025 and 2024, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, and Mr. Hass. During 2023, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, and Mr. Christopher Thyen. During 2022, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, Mr. Thyen, and Mr. John Kahle. During 2021, our non-PEO NEOs consisted of the following: Mr. Michael Sergesketter, Mr. Kahle, Mr. Korn, and Mr. Thyen.

Peer Group Issuers, Footnote	Total shareholder return (TSR) in the table above is calculated based on the assumption that $100 is invested in the Company’s stock and the Russell 2000 Electronic Components Subindex at the closing market prices on June 30, 2020 and that dividends, if any, are reinvested. The Russell 2000 Electronic Components Subindex is the same peer group we use in reporting the performance graph in our Annual Report.
Adjustment To PEO Compensation, Footnote

Richard D. Phillips
2025
Total Compensation as reported in the Summary Compensation Table	$3,982,601
Less: Reported Value of Equity Awards	$(2,883,070)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$2,521,849
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$(1,361,554)
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$(48,945)
Compensation Actually Paid	$2,210,881
The equity awards reportable for Mr. Phillips above consisted of performance shares, restricted shares, and an Equity Sign-On Inducement Grant, all of which are reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end. The Equity Sign-On Inducement Grant was revalued using a Monte Carlo simulation as of each reportable fiscal year end.

Non-PEO NEO Average Total Compensation Amount	$ 1,319,430	$ 1,555,462	$ 1,070,088	$ 991,889	$ 869,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 919,153	1,180,999	1,333,526	879,149	1,075,397
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs
2025
Total Compensation as reported in the Summary Compensation Table	$1,319,430
Less: Reported Value of Equity Awards	$(820,798)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$717,962
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$(248,968)
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$(48,473)
Compensation Actually Paid	$919,153
The equity awards reflected in the table above for the Company’s average Non-PEO NEOs consisted of performance shares and restricted shares which were reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay versus Performance Tabular List
The tabular list below reflects our other important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending June 30, 2025. The performance measures included in this table are ranked alphabetically, not by relative importance.

Performance Measures
•Economic Profit
•Operating Income Margin
•Relative Growth
•Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 142.02	162.33	204.06	148.45	160.56
Peer Group Total Shareholder Return Amount	247.82	195.40	161.02	142.71	165.48
Net Income (Loss)	$ 16,984,000	$ 20,511,000	$ 55,831,000	$ 31,253,000	$ 56,791,000
Company Selected Measure Amount	0.031	0.029	0.048	0.039	0.051
Additional 402(v) Disclosure
As outlined in the CD&A above, the TCC Committee has implemented an executive compensation program that prioritizes performance and aims to align employee and Share Owner interests. The Pay vs. Performance disclosure below provides a snapshot of pay and performance alignment by evaluating the link between Compensation Actually Paid, as defined by the SEC (“CAP”), and measures of market and financial performance.

The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2025, 2024, 2023, 2022, and 2021.

Measure:: 1
Pay vs Performance Disclosure
Name	•Economic Profit
Measure:: 2
Pay vs Performance Disclosure
Name	•Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative Growth
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return (rTSR)
Mr. Phillips [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,982,601	$ 4,554,584	$ 4,293,775	$ 0	$ 0
PEO Actually Paid Compensation Amount	2,210,881	2,455,879	4,697,655	0	0
Mr. Charron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,375,446	3,906,259	2,739,554
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 1,415,198	$ 3,020,432	$ 3,952,035
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Name	Richard D. Phillips
PEO | Mr. Phillips [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,883,070)
PEO | Mr. Phillips [Member] | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,521,849
PEO | Mr. Phillips [Member] | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,361,554)
PEO | Mr. Phillips [Member] | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,945)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(820,798)
Non-PEO NEO | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,962
Non-PEO NEO | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,968)
Non-PEO NEO | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,473)